INVESTMENT IN PHI (Narrative) (Details) - ILS (₪) ₪ in Millions		1 Months Ended	12 Months Ended
	Nov. 08, 2013	Feb. 29, 2016	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Lease current liability			₪ 120	₪ 131
Lease non-current liability			₪ 582	₪ 486
Hot Mobile [Member]
Disclosure of associates [line items]
Period of agreement	15-year
Options exercised		₪ 250
Period of termination notice		two years
P.H.I. Networks [Member]
Disclosure of associates [line items]
Ownership interest			50.00%
Bank guarantee			₪ 50